Loans - Impaired Loans Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	¥ 711,063	¥ 596,000
Nonaccrual loans without an allowance	140,886	120,204
Total nonaccrual loans	851,949	716,204
Interest income recognized	5,147	10,694
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	600,768	500,711
Nonaccrual loans without an allowance	91,326	79,965
Total nonaccrual loans	692,094	580,676
Interest income recognized	4,189	7,662
Domestic | Retail | Housing loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	40,358	28,263
Nonaccrual loans without an allowance	28,302	29,433
Total nonaccrual loans	68,660	57,696
Interest income recognized	535	937
Domestic | Retail | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	36,270	36,220
Nonaccrual loans without an allowance	22,277	23,562
Total nonaccrual loans	58,547	59,782
Interest income recognized	373	846
Domestic | Large companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	416,637	333,442
Nonaccrual loans without an allowance	21,128	9,997
Total nonaccrual loans	437,765	343,439
Interest income recognized	2,501	4,155
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	105,556	102,786
Nonaccrual loans without an allowance	19,619	16,973
Total nonaccrual loans	125,175	119,759
Interest income recognized	777	1,724
Domestic | Banks and other financial institutions
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	1,947
Nonaccrual loans without an allowance	0
Total nonaccrual loans	1,947
Interest income recognized	3
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	110,295	95,289
Nonaccrual loans without an allowance	49,560	40,239
Total nonaccrual loans	159,855	135,528
Interest income recognized	¥ 958	¥ 3,032